Intangible Assets (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intangible Assets (Textual) [Abstract]
Amortization Expense	$ 13.6	$ 5.5	$ 5.2
Rental Revenue	0.4	1.4	1.6
Losses due to termination of tenant leases and defaults	$ 0.6	$ 0.2	$ 0.2